Risks and Uncertainties (Details)	12 Months Ended
	Dec. 31, 2025 HKD ($)	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2025 USD ($)
Risks and Uncertainties [Line Items]
Deposited with financial institutions	$ 20,512,840			$ 2,635,494
Hong Kong [Member]
Risks and Uncertainties [Line Items]
Compensation	800,000			102,991
Cash balance	25,095,025			3,224,214
Insured amount	$ 3,299,480			$ 423,918
Customer Concentration Risk [Member] | One Customer [Member] | Revenue Benchmark [Member]
Risks and Uncertainties [Line Items]
Concentration risk			32.4%
Concentration risk	27.20%	27.90%
Customer Concentration Risk [Member] | One Customer [Member] | Accounts Receivable [Member]
Risks and Uncertainties [Line Items]
Concentration risk	47.50%	42.20%
Customer Concentration Risk [Member] | One Customer [Member] | Contract Liabilities [Member]
Risks and Uncertainties [Line Items]
Concentration risk	100.00%	98.20%
Customer Concentration Risk [Member] | Two Customers [Member] | Revenue Benchmark [Member]
Risks and Uncertainties [Line Items]
Concentration risk			29.1%
Concentration risk	27.10%	25.80%
Customer Concentration Risk [Member] | Two Customers [Member] | Accounts Receivable [Member]
Risks and Uncertainties [Line Items]
Concentration risk	19.40%	27.60%
Customer Concentration Risk [Member] | Three Customers [Member] | Revenue Benchmark [Member]
Risks and Uncertainties [Line Items]
Concentration risk	22.10%	23.60%	24.00%
Customer Concentration Risk [Member] | Three Customers [Member] | Accounts Receivable [Member]
Risks and Uncertainties [Line Items]
Concentration risk	16.20%	11.90%
Supplier Concentration Risk [Member] | One Vendor [Member] | Purchase [Member]
Risks and Uncertainties [Line Items]
Concentration risk	10.00%		12.70%
Supplier Concentration Risk [Member] | One Vendor [Member] | Accounts Payable [Member]
Risks and Uncertainties [Line Items]
Concentration risk	22.10%	27.30%
Supplier Concentration Risk [Member] | Two Vendor [Member] | Purchase [Member]
Risks and Uncertainties [Line Items]
Concentration risk		18.70%
Supplier Concentration Risk [Member] | Two Vendor [Member] | Accounts Payable [Member]
Risks and Uncertainties [Line Items]
Concentration risk		11.00%